Intangible assets, royalties and goodwill, Estimated Future Amortization of Amortizable Intangible Assets (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Intangible assets, royalties and goodwill [Abstract]
Weighted average remaining useful life	10 years	10 years
Estimated Future Amortization of Amortizable Intangible Assets [Abstract]
Remainder of 2020	$ 1,169
2021	1,551	$ 1,551
2022	1,551	1,551
2023	1,551	1,551
2024	1,551	1,551
Thereafter	6,886
Total intangible assets, net	$ 14,259	$ 14,641	$ 0	$ 0